Deposits - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line Items]
Deposits eligible for early redemption without penalty	$ 29,136	$ 30,852
Commercial paper	51,500	52,884
Covered bonds	$ 26,957	$ 28,400